Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 15,200	$ 71,284
Amounts receivable and other	25,941	22,772
Inventory	0	4,665
Prepaid gold interests and other	55,929	33,537
Investments	19,889	17,421
Income tax receivable	1,232	0
Loans receivable	2,678	3,118
Current assets	120,869	152,797
Mineral interests	2,315,771	1,894,470
Prepaid gold interests and other	126,692	57,478
Deferred income tax	4,277	5,870
Other assets	3,908	2,863
Non-current assets	2,450,648	1,960,681
Total Assets	2,571,517	2,113,478
Liabilities
Amounts payable and other liabilities	21,791	35,073
Income tax payable	10,702	3,495
Lease obligation	397	379
Current liabilities	32,890	38,947
Deferred income tax	17,869	20,071
Lease obligation	793	1,084
Debt	235,000	0
Other non-current liabilities	3,255	8,159
Non-current liabilities	256,917	29,314
Shareholders' equity
Share capital	1,861,699	1,864,823
Retained earnings	404,567	164,950
Other	15,444	15,444
Shareholders' equity	2,281,710	2,045,217
Total Liabilities and Shareholders' Equity	$ 2,571,517	$ 2,113,478